STOCKHOLDERS EQUITY - Summary of outstanding stock warrants (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
STOCKHOLDERS' EQUITY
Beginning balance at December 31, 2012 (in shares)	35,603,142
Granted	24,482,741	56,190,375
Cancelled	(32,430,954)	(5,336,045)
Forfeited		(3,720,000)
Exercised	(11,399,150)	(11,531,188)
Ending Balance at September 30, 2013 (in shares)	16,255,779	35,603,142
Warrants exercisable	16,255,779
Beginning Balance	$ 2.64
Granted	$ 0.56	$ 2.25
Cancelled	$ 2.83	$ 2.84
Forfeited		$ 2.84
Exercised	$ 0.42	$ 0.60
Ending Balance	$ 0.54	$ 2.64
Warrants exercisable	$ 0.54
Weighted average fair value of options granted	$ 0.46
Beginning Balance	2 years 5 months	3 years 11 months
Granted	4 years 7 months	3 years 3 months
Cancelled	3 years 11 months	4 years 5 months
Exercised	4 years 7 months	2 years
Ending Balance at September 30, 2013	2 years 5 months	3 years 11 months
Warrants exercisable	2 years 5 months